Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	APTERA MOTORS CORP.
Entity Central Index Key	0001786471
Entity Tax Identification Number	83-4079594
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5818 El Camino Real
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	858
Local Phone Number	371-3151
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Aptera Motors Corp.
Entity Address, Address Line Two	5818 El Camino Real
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	858
Local Phone Number	371-3151
Contact Personnel Name	Chris Anthony